Other receivables, prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other receivables prepayments and other current assets

	December 31, 2019	December 31, 2018
Deposit	$5,714	$3,482
Prepaid event costs	$28,292	$2,784,295
Prepaid investment	$-	$825,834
Prepaid software development fees	$430,836	$436,142
Prepaid product costs	$97,010	$-
Prepaid expenses	$63,257	$71,112
Total	$625,109	$4,120,865